Receivables from Financial Services - Summary of Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Receivables from financial services		¥ 8,928,617	¥ 8,175,270
Unearned interest income and fees		(23,387)	(23,364)
Current assets		2,755,800	2,558,594
Non-current assets		6,172,817	5,616,676
Receivables from financial services		8,928,617	8,175,270
Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services	[1]	8,034,504	7,330,459
Allowance for credit losses		(78,450)	(65,479)	¥ (46,083)	¥ (36,767)
Receivables from financial services	[1]	8,034,504	7,330,459
Finance lease [member]
Disclosure of financial assets [line items]
Allowance for credit losses		(687)	(555)	(465)	(487)
Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		746,066	707,035
Allowance for credit losses		(2,988)	(2,965)	¥ (2,104)	¥ (1,809)
Receivables from financial services		746,066	707,035
Gross carrying amount [member]
Disclosure of financial assets [line items]
Receivables from financial services		9,034,129	8,267,633
Receivables from financial services		9,034,129	8,267,633
Gross carrying amount [member] | Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services		8,034,504	7,330,459
Receivables from financial services		8,034,504	7,330,459
Gross carrying amount [member] | Finance lease [member]
Disclosure of financial assets [line items]
Receivables from financial services		253,559	230,139
Receivables from financial services		253,559	230,139
Gross carrying amount [member] | Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		746,066	707,035
Receivables from financial services		746,066	707,035
Financial Services receivables [member]
Disclosure of financial assets [line items]
Allowance for credit losses		¥ (82,125)	¥ (68,999)

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.